Interest and Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Other Income Expense [Abstract]
Schedule of Interest and Other Income Expense
For the years ended December 31,	2024	2023	2022
Interest income	$65,996	$63,838	$23,564
Other income (expense)	(42,682)	2,694	(88)
Interest and other income	$23,314	$66,532	$23,476